Results by Business Segment - Detailed Report of Segments (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Disclosure of operating segments [line items]
Net interest income	$ 6,332	$ 6,202
Non-interest income	7,153	7,155
Total revenue	13,485	13,357
Provision for credit losses	813	532
Non-interest expense	8,324	7,589
Income (loss) before income taxes	4,348	5,236
Income taxes (recoveries)	766	2,103
Net income	3,582	3,133
Non-interest expense includes:
Depreciation and amortization	672	677
Total assets	1,974,405		$ 2,006,531
Total liabilities	1,857,917		1,891,384
Operating segments [member] | Personal & Commercial Banking [member]
Disclosure of operating segments [line items]
Net interest income	4,216	4,007
Non-interest income	1,578	1,534
Total revenue	5,794	5,541
Provision for credit losses	634	401
Non-interest expense	2,339	2,229
Income (loss) before income taxes	2,821	2,911
Income taxes (recoveries)	760	785
Net income	2,061	2,126
Non-interest expense includes:
Depreciation and amortization	235	241
Total assets	640,193		636,046
Total liabilities	640,114		635,952
Operating segments [member] | Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	1,150	1,216
Non-interest income	3,387	3,344
Total revenue	4,537	4,560
Provision for credit losses	11	66
Non-interest expense	3,768	3,434
Income (loss) before income taxes	758	1,060
Income taxes (recoveries)	152	230
Net income	606	830
Non-interest expense includes:
Depreciation and amortization	311	301
Total assets	175,270		179,227
Total liabilities	174,043		177,389
Operating segments [member] | Insurance [member]
Disclosure of operating segments [line items]
Non-interest income	363	154
Total revenue	363	154
Provision for credit losses	1
Non-interest expense	71	70
Income (loss) before income taxes	291	84
Income taxes (recoveries)	71	17
Net income	220	67
Non-interest expense includes:
Depreciation and amortization	4	8
Total assets	26,956		24,130
Total liabilities	26,904		24,895
Operating segments [member] | Capital Markets [member]
Disclosure of operating segments [line items]
Net interest income	661	792
Non-interest income	2,290	2,354
Total revenue	2,951	3,146
Provision for credit losses	167	65
Non-interest expense	1,642	1,701
Income (loss) before income taxes	1,142	1,380
Income taxes (recoveries)	(12)	139
Net income	1,154	1,241
Non-interest expense includes:
Depreciation and amortization	124	127
Total assets	1,069,398		1,100,172
Total liabilities	1,069,685		1,099,893
Unallocated amounts [member]
Disclosure of operating segments [line items]
Net interest income	305	187
Non-interest income	(465)	(231)
Total revenue	(160)	(44)
Non-interest expense	504	155
Income (loss) before income taxes	(664)	(199)
Income taxes (recoveries)	(205)	932
Net income	(459)	$ (1,131)
Non-interest expense includes:
Depreciation and amortization	(2)
Total assets	62,588		66,956
Total liabilities	$ (52,829)		$ (46,745)